Performance Management	Sep. 01, 2026
Lyrical U.S. Value Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

On November 6, 2026, the Predecessor Fund, will be reorganized into the U.S. Fund, and upon completion of such reorganization the U.S. Fund will commence operations as an exchange-traded fund. The U.S. Fund will adopt the performance of the Predecessor Fund, and performance information shown below for the period prior to November 9, 2026 reflects that of Institutional Class shares of the Predecessor Fund, which had a different fee structure than the U.S. Fund. Past performance may have been different if the U.S. Fund’s current fee structure had been in place during the period prior to November 9, 2026.

The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the U.S. Fund’s average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index. Performance results shown in the bar chart and the performance table below for the periods prior to November 9, 2026, the date of the reorganization, reflect the performance of Institutional Class shares of the Predecessor Fund. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-833-VALUETF (1-833-825-8383) or by visiting the U.S. Fund’s website at www.lyricalam.com/etfs.

Performance Past Does Not Indicate Future [Text]	How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the U.S. Fund’s average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index.
Bar Chart [Heading]	Institutional Class Shares – Calendar Year Returns*
Bar Chart [Table]
*	The U.S. Fund’s year-to-date return through June 30, 2026 is 14.07%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest:	28.09%	(quarter ended June 30, 2020)
Lowest:	(38.86%)	(quarter ended March 31, 2020)

Year to Date Return, Label [Optional Text]	Fund’s year-to-date return
Bar Chart, Year to Date Return	14.07%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	28.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	38.86%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended in December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
	One Year	Five Years	Ten Years
Institutional Class
Return Before Taxes	17.84%	12.79%	10.58%
Return After Taxes on Distributions	16.41%	12.20%	9.72%
Return After Taxes on Distributions and Sale of Fund Shares	11.57%	10.15%	8.47%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.lyricalam.com/etfs
Performance Availability Phone [Text]	1-833-825-8383
Lyrical International Value Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

On November 6, 2026, the Predecessor Fund will be reorganized into the International Fund, and upon completion of such reorganization the International Fund will commence operations as an exchange-traded fund. The International Fund will adopt the performance of the Predecessor Fund, and performance information shown below for the period prior to November 9, 2026 reflects that of Institutional Class shares of the Predecessor Fund, which had a different fee structure than the International Fund. Past performance may have been different if the International Fund’s current fee structure had been in place during the period prior to November 9, 2026.

The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the Institutional Class shares of the International Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-833-VALUETF (1-833-825-8383) or by visiting the International Fund’s website at www.lyricalam.com/etfs.

Performance Past Does Not Indicate Future [Text]	How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the Institutional Class shares of the International Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index.
Bar Chart [Heading]	Institutional Class Shares – Calendar Year Returns*
Bar Chart [Table]
*	The International Fund’s year-to-date return through June 30, 2026 is 10.92%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest:	20.04%	(quarter ended December 31, 2022)
Lowest:	(14.30%)	(quarter ended June 30, 2022)

Year to Date Return, Label [Optional Text]	Fund’s year-to-date return
Bar Chart, Year to Date Return	10.92%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.04%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(14.30%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
	One Year	Five Years	Since Inception (March 2, 2020)
Institutional Class
Return Before Taxes	35.74%	8.66%	10.01%
Return After Taxes on Distributions	34.10%	7.76%	9.22%
Return After Taxes on Distributions and Sale of Fund Shares	22.68%	6.78%	7.95%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.22%	8.92%	10.97%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.lyricalam.com/etfs
Performance Availability Phone [Text]	1-833-825-8383